                                     OPPENHEIMER QUEST OPPORTUNITY VALUE FUND
                                       Supplement dated July 1, 2002 to the
                     Prospectus dated February 28, 2002 and further supplemented May 20, 2002

The Prospectus is changed as follows:

The commission  payments to  broker-dealers  on purchases of Class A shares subject to a contingent  deferred sales charge by  grandfathered  retirement  accounts has changed.  Therefore,  the fourth sentence of the first paragraph under "How Can You Buy Class A Shares?  - Class A  Contingent  Deferred  Sales  Charge"  on page 18 is deleted  and replaced with the following  sentence:  "For  grandfathered  retirement  accounts,  the  concession is 0.75% of the first $2.5 million of purchases plus 0.25% of purchases in excess of $2.5 million."

July 1, 2002                                                                            PS0236.021

                                         OPPENHEIMER SMALL CAP VALUE FUND
                                       Supplement dated July 1, 2002 to the
                     Prospectus dated February 28, 2002 and further supplemented May 20, 2002

The Prospectus is changed as follows:

The commission  payments to  broker-dealers  on purchases of Class A shares subject to a contingent  deferred sales charge by  grandfathered  retirement  accounts has changed.  Therefore,  the fourth sentence of the first paragraph under "How Can You Buy Class A Shares?  - Class A  Contingent  Deferred  Sales  Charge"  on page 18 is deleted  and replaced with the following  sentence:  "For  grandfathered  retirement  accounts,  the  concession is 0.75% of the first $2.5 million of purchases plus 0.25% of purchases in excess of $2.5 million."

July 1, 2002                                                                            PS0251.028

                                       OPPENHEIMER QUEST BALANCED VALUE FUND
                                       Supplement dated July 1, 2002 to the
                     Prospectus dated February 28, 2002 and further supplemented May 20, 2002

The Prospectus is changed as follows:

The commission  payments to  broker-dealers  on purchases of Class A shares subject to a contingent  deferred sales charge by  grandfathered  retirement  accounts has changed.  Therefore,  the fourth sentence of the first paragraph under "How Can You Buy Class A Shares?  - Class A  Contingent  Deferred  Sales  Charge"  on page 19 is deleted  and replaced with the following  sentence:  "For  grandfathered  retirement  accounts,  the  concession is 0.75% of the first $2.5 million of purchases plus 0.25% of purchases in excess of $2.5 million."

July 1, 2002                                                                                    PS0257.023